Advances to Suppliers, Net (Tables)	6 Months Ended
Dec. 31, 2025
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers, Net

Advances to suppliers, net consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
Advances to suppliers	$3,929,949	$3,635,982
Less: allowance for doubtful accounts	-	-
Advances to suppliers, net	$3,929,949	$3,635,982

Schedule of Allowance for Doubtful Accounts

Allowance for doubtful accounts movement is as follows:

	For the six months ended December 31,	For the six months ended December 31,
	2025	2024
Beginning balance	$-	$13,681
Provision	-	-
Reversal	-	(13,681)
Ending balance	$-	$-